Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
P B O [Member]
Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Projected benefit obligation	147,758	120,906
Accumulated benefit obligation	128,159	107,503
Fair value of plan assets	—	—
Funded status	(147,758)	(120,906)

Pension plans [Member]
Schedule of Movements in Projected Benefit Obligation

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Projected benefit obligation at beginning of year	120,906	146,735	156,880
Service cost	4,328	5,684	6,986
Interest cost	9,859	11,451	12,568
Obligations arising from acquisitions and other	8,472	10,211	762
Benefits paid	(16,535)	(12,582)	(15,085)
Actuarial loss (gain)	13,223	2,416	(4,505)
Plan amendments	3,290	274	8,852
Curtailment gain	(2,999)	(38,226)	(18,237)
Translation difference	7,214	(5,057)	(1,486)

Projected benefit obligation at end of year	147,758	120,906	146,735

Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Pension obligation, current portion	18,313	20,535
Pension obligation, net of current portion	129,445	100,371

Total pension obligation	147,758	120,906

Schedule of Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Service cost	4,328	5,684	6,986
Amortization of prior service cost	1,922	1,444	670
Interest cost	9,859	11,451	12,568
Amortization of actuarial gain	(4,301)	(4,522)	(2,581)
Curtailment gain	(1,691)	(38,711)	(13,910)
Other benefits	—	—	545

Net periodic benefit cost	10,117	(24,654)	4,278

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows for the years ended December 31, 2012 and 2011:

	2012	2011
Net gain	(36,344)	(50,052)
Prior service cost	9,790	8,021
Translation difference	631	(1,315)

Total amount recognised in AOCI	(25,923)	(43,346)

Schedule of Change in PBO Recognized in OCI

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Additional (gain) loss arising during the year	13,223	2,416	(4,505)
Less re-classified (gain) loss amortization	(3,103)	(4,177)	(606)
Additional prior service cost (credit) from plan amendment	3,290	274	8,852
Less re-classified prior service cost amortization	2,032	613	3,023
Translation difference	(161)	84	2,461

Net amount recognised in other comprehensive income for the year	17,423	6,338	4,391

Schedule of Results of Sensitivity Analysis of PBO

The results of sensitivity analysis of PBO as of December 31, 2012 are presented below:

Change in PBO as of December 31, 2012 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	7.6%
Salary growth of 1% p.a. higher than “base case”	2.6%
Staff turnover rate plus 3% p.p. for all ages	(7.7%)

Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2013:

2013
Transition obligation (asset)	—
Net gain	(2,305)
Prior service cost	1,836

Total amounts expected to be recognized during 2012	(469)

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2013	2014	2015	2016	2017	2018-2022	Total
Pensions (including monthly financial support)	5,056	4,203	4,182	4,208	4,231	19,300	41,180
Other benefits	13,257	5,199	5,490	5,812	6,349	31,234	67,341

Total expected benefits to be paid	18,313	9,402	9,672	10,020	10,580	50,534	108,521

Pension plans [Member] | Benefit obligations [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2012 and 2011:

	2012	2011
Discount rate
Russian entities	7.00%	8.00%
Romanian entities	7.40%	7.40%
German entities	3.00%	5.14%
Ukrainian entities	10.00%	14.00%
Austrian entities	3.75%	—
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	6.88%
Romanian entities	5.17%	5.17%
German entities	4.00%	4.00%
Ukrainian entities	5.30%	5.00%
Austrian entities	3.50%	—

Pension plans [Member] | Net benefit cost [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2012 and 2011:

	2012	2011
Discount rate
Russian entities	8.00%	8.00%
Romanian entities	6.50%	7.00%
German entities	5.14%	5.15%
Ukrainian entities	14.00%	14.00%
Austrian entities	3.75%	—
Expected return on plan assets	N/A	N/A
Rate of compensation increase
Russian entities	6.88%	7.29%
Romanian entities	4.34%	5.37%
German entities	4.00%	4.00%
Ukrainian entities	5.60%	9.00%
Austrian entities	3.50%	—

Other postretirement benefit obligations [Member]
Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2012, 2011 and 2010:

	December 31, 2012	December 31, 2011	December 31, 2010
Postretirement obligation, current portion	1,731	1,470	1,259
Postretirement obligation, net of current portion	47,773	43,302	39,275

Total postretirement obligation	49,504	44,772	40,534

Schedule of Components of Net Periodic Benefit Cost

The components of net periodic benefit cost were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Service cost	2,106	1,956	1,178
Amortization of prior service cost	670	603	144
Interest cost	2,300	2,132	1,837

Net periodic benefit cost	5,076	4,691	3,159

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in AOCI were as follows for the year ended December 31, 2012 and 2011:

	2012	2011
Net actuarial loss	20,020	18,174

Schedule of Change in PBO Recognized in OCI

Other changes in assets and benefit obligations recognized in other comprehensive income were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Net actuarial loss	2,516	2,044
Amortization of net loss	(670)	(603)

Total recognized in other comprehensive income	1,846	1,441

Schedule of Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2013:

2013
Transition obligation (asset)	—
Net loss	805
Prior service cost (credit)	—

Total amounts expected to be recognized during 2012	805

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2013	2014	2015	2016	2017	2018-2022	Total
Estimated future benefit payments reflecting expected future service	1,731	1,837	1,899	1,968	2,007	10,659	20,101

Schedule of Movements in Accumulated Postretirement Benefit Obligation

The movements in accumulated postretirement benefit obligation were as follows during the year ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Accumulated postretirement benefit obligation at beginning of year	44,772	40,534	27,109
Service cost	2,106	1,956	1,178
Interest cost	2,300	2,132	1,837
Actuarial loss	2,516	2,044	12,001
Benefits paid	(2,190)	(1,894)	(1,591)

Accumulated postretirement benefit obligation at end of year	49,504	44,772	40,534

Schedule of Accumulated Postretirement Benefit Obligation, Employer Contributions, Benefits Paid and Funded Status

A summary of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status were as follows as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Accumulated postretirement benefit obligation at end of year	49,504	44,772
Employer contributions	2,189	1,894
Benefits paid	(2,189)	(1,894)
Funded status at end of year	(49,504)	(44,772)

Schedule of Other Information Used in Actuarial Valuation

Other information used in actuarial valuation as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Market-related value of assets as of beginning of fiscal period	—	—
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	—	—
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain)/loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer’s accounting for the plan)	None	None

Schedule of Results of Sensitivity Analysis of Postretirement Benefit Obligations

The results of sensitivity analysis of postretirement benefit obligations as of December 31, 2012 are presented below:

Change in postretirement benefit obligations as of December 31, 2012
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	1,203
Accumulated postretirement benefit obligation	8,541
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(886)
Accumulated postretirement benefit obligation	(6,782)

Other postretirement benefit obligations [Member] | Benefit obligations [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine benefit obligations at December 31, 2012 and 2011:

	2012	2011
Discount rate	4.48%	5.20%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	7	10

Other postretirement benefit obligations [Member] | Net benefit cost [Member]
Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2012 and 2011:

	2012	2011
Discount rate	5.20%	5.64%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	9	10